                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

               Schwab Capital Trust - Schwab Monthly Income Funds
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
               Schwab Capital Trust - Schwab Monthly Income Funds
             101 Montgomery Street, San Francisco, California 94104
                   ------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  July 1, 2008 - September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Schwab Capital Trust
Schwab(R) Monthly Income Fund - Moderate Payout

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual shareholder reports.

                                                   COST          VALUE
HOLDINGS BY CATEGORY                            ($ X 1,000)   ($ X 1,000)
-------------------------------------------------------------------------
   100.0%   OTHER INVESTMENT COMPANIES             10,097        9,280
-------------------------------------------------------------------------
   100.0%   TOTAL INVESTMENTS                      10,097        9,280
     0.0%   OTHER ASSETS AND LIABILITIES, NET                        2
-------------------------------------------------------------------------
   100.0%   TOTAL NET ASSETS                                     9,282

                                                                             NUMBER OF       VALUE
SECURITY                                                                       SHARES     ($ X 1,000)
OTHER INVESTMENT COMPANIES  100.0% OF NET ASSETS

EQUITY FUNDS  36.8%
-----------------------------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select Shares (a)                     30,012          460
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)      64,342          519
Schwab Dividend Equity Fund, Select Shares (a)                                124,374        1,545
Schwab Global Real Estate Fund, Select Shares (a)                             138,100          896
                                                                                          --------
                                                                                             3,420

FIXED-INCOME FUNDS  59.9%
-----------------------------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)      44,890          465
Schwab Premier Income Fund, Institutional Shares (a)                          233,175        2,271
Schwab Short-Term Bond Market Fund (a)                                        116,811        1,071
Schwab Total Bond Market Fund (a)                                             194,812        1,751
                                                                                          --------
                                                                                             5,558

MONEY FUND  3.3%
-----------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional Shares (a)                   302,003          302
                                                                                          --------
TOTAL OTHER INVESTMENT COMPANIES
(COST $10,097)                                                                               9,280
                                                                                          --------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08 the tax basis cost of the fund's investments was $10,113 and the unrealized appreciation and depreciation were $0 and ($833), respectively, with a net unrealized depreciation of $833.

(a) Issuer is affiliated with the fund's adviser.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

SCHWAB MONTHLY INCOME FUND - MODERATE PAYOUT

PORTFOLIO HOLDINGS (Unaudited) continued

                                                INVESTMENTS IN
VALUATION INPUTS                                   SECURTIES
---------------------------------------------   --------------
Level 1 - Quoted Prices                             $9,280
Level 2 - Other Significant Observable Inputs            0
Level 3 - Significant Unobservable Inputs                0
                                                    ------
TOTAL                                               $9,280
                                                    ------

Schwab Capital Trust
Schwab(R) Monthly Income Fund - Enhanced Payout

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual shareholder reports..

                                                   COST          VALUE
HOLDINGS BY CATEGORY                            ($ X 1,000)   ($ X 1,000)
-------------------------------------------------------------------------
   99.7%    OTHER INVESTMENT COMPANIES             12,777       11,940
-------------------------------------------------------------------------
   99.7%    TOTAL INVESTMENTS                      12,777       11,940
    0.3%    OTHER ASSETS AND LIABILITIES, NET                       35
-------------------------------------------------------------------------
  100.0%    TOTAL NET ASSETS                                    11,975

                                                                             NUMBER OF      VALUE
SECURITY                                                                      SHARES      ($ X 1,000)
OTHER INVESTMENT COMPANIES  99.7% OF NET ASSETS

EQUITY FUNDS  22.6%
-----------------------------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select Shares (a)                     18,985          291
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares (a)      40,413          326
Schwab Dividend Equity Fund, Select Shares (a)                                102,324        1,271
Schwab Global Real Estate Fund, Select Shares (a)                             126,093          818
                                                                                          --------
                                                                                             2,706

FIXED-INCOME FUNDS  71.8%
-----------------------------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)      56,973          590
Schwab Premier Income Fund, Institutional Shares (a)                          366,806        3,573
Schwab Short-Term Bond Market Fund (a)                                        161,357        1,479
Schwab Total Bond Market Fund (a)                                             328,777        2,956
                                                                                          --------
                                                                                             8,598

MONEY FUND  5.3%
-----------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional Shares (a)                   635,894          636
                                                                                          --------
TOTAL OTHER INVESTMENT COMPANIES
(COST
$12,777)                                                                                    11,940
                                                                                          --------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/2008 the tax basis cost of the fund's investments was $12,826 and the unrealized appreciation and depreciation were $0 and ($886), respectively, with a net unrealized depreciation of ($886).

(a) Issuer is affiliated with the fund's adviser.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

SCHWAB MONTHLY INCOME FUND - ENHANCED PAYOUT

PORTFOLIO HOLDINGS (Unaudited) continued

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURTIES
---------------------------------------------   --------------
Level 1 - Quoted Prices                            $11,940
Level 2 - Other Significant Observable Inputs            0
Level 3 - Significant Unobservable Inputs                0
                                                   -------
TOTAL                                              $11,940
                                                   -------

Schwab Capital Trust
Schwab(R) Monthly Income Fund - Maximum Payout

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual shareholder reports.

                                                   COST          VALUE
HOLDINGS BY CATEGORY                            ($ X 1,000)   ($ X 1,000)
-------------------------------------------------------------------------
   99.9%  OTHER INVESTMENT COMPANIES              34,572        32,896
-------------------------------------------------------------------------
   99.9%  TOTAL INVESTMENTS                       34,572        32,896
    0.1%  OTHER ASSETS AND LIABILITIES, NET                         33
-------------------------------------------------------------------------
  100.0%  TOTAL NET ASSETS                                      32,929

                                                                             NUMBER OF       VALUE
SECURITY                                                                      SHARES      ($ X 1,000)
OTHER INVESTMENT COMPANIES  99.9% OF NET ASSETS

EQUITY FUNDS  8.9%
-----------------------------------------------------------------------------------------------------
Schwab Dividend Equity Fund, Select Shares (a)                                 124,142       1,542
Schwab Global Real Estate Fund, Select Shares (a)                              213,269       1,384
                                                                                          --------
                                                                                             2,926

FIXED-INCOME FUNDS  83.8%
-----------------------------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)      199,170       2,063
Schwab Premier Income Fund, Institutional Shares (a)                         1,191,133      11,601
Schwab Short-Term Bond Market Fund (a)                                         542,606       4,976
Schwab Total Bond Market Fund (a)                                              994,643       8,942
                                                                                          --------
                                                                                            27,582

MONEY FUND  7.2%
-----------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional Shares (a)                  2,387,910       2,388
                                                                                          --------
TOTAL OTHER INVESTMENT COMPANIES
(COST $34,572)                                                                              32,896
                                                                                          --------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08 the tax basis cost of the fund's investments was $34,622 and the unrealized appreciation and depreciation were $0 and ($1,726), respectively, with a net unrealized depreciation of ($1,726).

(a) Issuer is affiliated with the fund's adviser.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURTIES
---------------------------------------------   --------------
Level 1 - Quoted Prices                            $32,896
Level 2 - Other Significant Observable Inputs            0
Level 3 - Significant Unobservable Inputs                0
                                                   -------
TOTAL                                              $32,896
                                                   -------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust - Schwab Monthly Income Funds

By:       /s/ Randall W. Merk
          -------------------------------
          Randall W. Merk
          Chief Executive Officer

Date:    November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Randall W. Merk
         -------------------------------
         Randall W. Merk
         Chief Executive Officer

Date:    November 25, 2008

By:      /s/ George Pereira
         -------------------------------
         George Pereira
         Principal Financial Officer

Date:    November 25, 2008